Document and Entity Information	12 Months Ended
Sep. 30, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38397
Entity Registrant Name	Farmmi, Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Fl 1, Building No. 1
Entity Address, Address Line Two	888 Tianning Street, Liandu District
Entity Address, City or Town	Lishui
Entity Address, Country	CN
Entity Address, Postal Zip Code	323000
Title of 12(b) Security	Ordinary Shares, $0.001 par value per share
Trading Symbol	FAMI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	557,780,383
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Interactive Data Current	Yes
Entity Well-known Seasoned Issuer	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Shell Company	false
Entity Central Index Key	0001701261
Document Fiscal Year Focus	2020
Current Fiscal Year End Date	--09-30
Document Fiscal Period Focus	FY
Document Period End Date	Sep. 30, 2021
Amendment Flag	false
Document Accounting Standard	U.S. GAAP
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Wenhua Liu
City Area Code	86
Local Phone Number	0578-82612876
Contact Personnel Email Address	lwh@farmmi.com
Entity Address, Address Line One	Fl 1, Building No. 1
Entity Address, Address Line Two	888 Tianning Street, Liandu District
Entity Address, City or Town	Lishui
Entity Address, Country	CN
Entity Address, Postal Zip Code	323000